PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property And Equipment, Net
	Computers and computers equipment	Office furniture and equipment	Leasehold improvements	Total
	U.S. dollars (in thousands)
Cost:
Balance as of January 1, 2021*	2,777	324	391	3,492
Additions during the year	506	27	893	1,426
	3,283	351	1,284	4,918

Accumulated depreciation:
Balance as of January 1, 2021	1,997	43	151	2,191
Additions during the year	571	1	3	575
	2,568	44	154	2,766
Net Book Value:
As of December 31, 2021	715	314	1,130	2,159

* Reclassification
	Computers and computers equipment	Office furniture and equipment	Leasehold improvements	Total
	U.S. dollars (in thousands)
Cost:
Balance as of January 1, 2020	2,107	257	200	2,564
Additions during the year	373	364	191	928
	2,480	621	391	3,492

Accumulated depreciation:
Balance as of January 1, 2020	1,536	36	143	1,715
Additions during the year	461	7	8	476
	1,997	43	151	2,191
Net Book Value:
As of December 31, 2020	483	578	240	1,301